Inventory - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Inventory [Line Items]
Cost of inventories recognised as an expense during period	$ 4,545,610	$ 1,309,159	$ 6,991,992	$ 2,490,731	$ 8,550,000	$ 820,000
Inventory Write Down Finished Goods	26,775	697,811	401,797	1,065,233
Inventory Write Down Raw Materials	$ 113,395	$ 0	$ 398,890	$ 53,757
Raw Materials [Member]
Inventory [Line Items]
Cost of inventories recognised as an expense during period					552,429	53,764
Finished Goods [Member]
Inventory [Line Items]
Cost of inventories recognised as an expense during period					$ 2,316,936	$ 4,360